Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets, Net [Abstract]
Details of Total Goodwill
The following table presents details of the Company’s total goodwill:

As of September 30, 2020	$2,578,645
Goodwill resulting from acquisitions(1)	104,151
Decrease in goodwill as a result of divestiture(2)	(61,396)
Other	1,244

As of September 30, 2021	$2,622,644
Goodwill resulting from acquisitions(3)	48,395
Other	(8,214)

As of September 30, 2022	$2,662,825

(1)
Mainly relates to the acquisition of Sourced
 Group
. In allocating the total purchase price for Sourced

Group
, based on estimated fair values, the Company recorded
 $79,863 of goodwill, $18,211
of customer relationships to be amortized over approximately seven years
and
$3,056
of core technology to be amortized over
 three years.

(2)	Relates to the divestiture of OpenMarket completed on December 31, 2020, see also Note 3.
(3)
Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total preliminary purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total preliminary purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.

Details Regarding Total Definite-Lived Purchased Intangible Assets
The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2022
Core technology	$898,448	$(837,404)	$61,044
Customer relationships	703,824	(591,119)	112,705
Other	47,540	(42,977)	4,563

Total	$1,649,812	$(1,471,500)	$178,312

September 30, 2021
Core technology	$896,149	$(777,419)	$118,730
Customer relationships	689,754	(556,716)	133,038
Other	47,540	(40,276)	7,264

Total	$1,633,443	$(1,374,411)	$259,032

Estimated Future Amortization Expense
The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2022 is as follows:

Amount
Fiscal year:
2023	$53,213
2024	43,721
2025	39,759
2026	23,334
2027	10,893
Thereafter	7,392

Total	$178,312